Employee Benefit Plans (Change In Accrued Post-Retirement Obligation) (Details) - Other Benefit Plans [Member] $ in Millions	12 Months Ended
Aug. 31, 2018 CAD ($)
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligation and plan deficit, beginning of year	$ 4
Effect of changes in demographic assumptions	(1)
Accrued benefit obligation and plan deficit, end of year	$ 3